INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible assets	$ 1,990,620		$ 2,026,167	$ 2,168,355
Amortization of Intangible Assets	35,547	$ 35,547	142,188	$ 65,866
American Resources Corp | March 19, 2021
Intangible assets	$ 471,000		$ 471,000
Shares Exchanged	5,233,332		5,233,332
Per share value	$ 0.09		$ 0.09
American Resources Corp | August 30, 2022
Intangible assets	$ 1,784,000		$ 1,784,000
Per share value	$ 0.446		$ 0.446
Additional shares exchanged	4,000,000		4,000,000